Fair Value Measurements (Details) - Schedule of changes in fair value of the Company’s derivative liability - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	$ 3,488	$ 2,380	$ 2,380
Initial fair value of derivative liability				6,481
Extinguishment of derivative liability				(5,360)
Change in fair value	592	1,150	1,108	1,259
Balance ending	4,080	3,530	3,488	2,380
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning		2,004	2,004	3,348
Extinguishment of derivative liability
Exercise of warrants			(5,816)	(1,931)
Change in fair value		253	3,812	587
Balance ending		$ 2,257		$ 2,004